Operating expenses - Continuing operations (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Number and average number of employees
Average number of employees	67,600	73,400	82,400
Temporary employees	4,000	5,000	6,700
Number of employees	65,400	69,700	77,000
Continuing operations | UK
Number and average number of employees
Number of employees	46,600	51,200	57,300
Continuing operations | US
Number and average number of employees
Number of employees	500	500	700
Continuing operations | Europe
Number and average number of employees
Number of employees	4,100	4,200	5,200
Continuing operations | Rest of the World
Number and average number of employees
Number of employees	14,200	13,800	13,800
Continuing operations | Operating segment | Personal & Ulster
Number and average number of employees
Number of employees	26,300	22,100	25,600
Continuing operations | Operating segment | UK Personal Banking
Number and average number of employees
Number of employees	23,400	19,500	22,600
Continuing operations | Operating segment | Ulster Bank RoI
Number and average number of employees
Number of employees	2,900	2,600	3,000
Continuing operations | Operating segment | Commercial & Private Banking
Number and average number of employees
Number of employees	12,100	8,400	9,800
Continuing operations | Operating segment | Commercial Banking
Number and average number of employees
Number of employees	10,200	6,900	8,100
Continuing operations | Operating segment | Private Banking
Number and average number of employees
Number of employees	1,900	1,500	1,700
Continuing operations | Operating segment | RBS International
Number and average number of employees
Number of employees	1,600	1,600	800
Continuing operations | Operating segment | NatWest Markets
Number and average number of employees
Number of employees	4,500	5,300	1,500
Continuing operations | Operating segment | Central items & other
Number and average number of employees
Number of employees	20,900	32,300	39,300
Discontinued operations
Number and average number of employees
Average number of employees			0